Concentrations of Risk (Details Narrative)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Concentrations risk, percentage	100.00%	100.00%	100.00%	100.00%	99.00%	95.00%
Customers [Member]
Concentrations risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Vendors [Member]
Concentrations risk, percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%